CERTNYS

1-36420

Parasnand Madho
Director
Corporate Actions & Market Watch

[redacted]

14025181

NYSE EURONEXT

ECEIVED
APR 14 2014
The Division of
Invest... ent Management

April 14, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, FS Investment Corporation, Common Stock, $0.001 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 11, 2014. Tentative listing date – April 17, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 11 Wall Street, 15th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com